Discontinued Operations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Discontinued Operations
Schedule of results from discontinued operations

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
	(in thousands)

Revenues	$—	$290	$—	$2,177
Income from discontinued operations before income taxes	$—	$31	$—	$195
Income tax expense	—	(14)	—	(77)
Income from discontinued operations, net of tax	$—	$17	$—	$118
Gain on sale of discontinued operations before income taxes	$—	$1,993	$—	$4,265
Income tax expense	—	(801)	—	(1,677)
Gain on sale of discontinued operations, net of tax	$—	$1,192	$—	$2,588

	December 31,
	2012	2011
	(In Thousands)
Notes and accounts receivable, net of allowance of $0 and $451, respectively	$—	$146
Property and equipment, net	—	6,077
Other assets	—	93

Total assets of discontinued operations	$—	$6,316

Accounts payable and other liabilities	$—	$1,741
Customer deposits	—	17

Total liabilities of discontinued operations	$—	$1,758

	Year Ended December 31,
	2012	2011
	(In Thousands)
Revenue	$2,177	$13,931
Income from discontinued operations	195	2,412
Gain on sale of facility	4,265	835
Income tax expense	(1,754)	(1,259)
Net gain from discontinued operations	2,706	1,988